Shareholders' equity (Tables)	12 Months Ended
Dec. 31, 2019
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Summary of Share Capital
At December 31, 2019, Cosan Limited’s share capital is composed of the following:

Shareholders	Class A common shares	%	Class B common shares	%	Total Number of Shares	%
Controlling group	19,514,418	13.73%	96,332,044	100.00%	115,846,462	48.58%
Renaissance Technologies LLC	8,786,694	6.18%	—	—	8,786,694	3.68%
M&G Investment Management Limited	622,555	0.44%	—	—	622,555	0.26%
Eastspring Investments (Singapore) Limited	1,916,859	1.35%	—	—	1,916,859	0.80%
Other	94,636,733	66.59%	—	—	94,636,733	39.69%

Total shares outstanding	125,477,259	88.29%	96,332,044	100.00%	221,809,303	93.02%
Treasury shares	16,638,275	11.71%	—	—	16,638,275	6.98%

Total	142,115,534	100.00%	96,332,044	100.00%	238,447,578	100.00%

Summary of Other Comprehensive (Loss) Income
d)	Other comprehensive (loss) income

	December 31, 2018	Comprehensive (loss) income	December 31, 2019
Loss on cash flow hedge in joint ventures	(533,917)	(256,486)	(790,403)
Foreign currency translation effects	21,493	27,788	49,281
Actuarial loss on defined benefit plan	(99,246)	(81,712)	(180,958)
Financial instruments with subsidiaries	15,000	—	15,000
Change in fair values of financial assets	1,085	192	1,277

Total	(595,585)	(310,218)	(905,803)

Attributable to:
Owners of the Company	(587,173)	(218,298)	(805,471)
Non-controlling interests	(8,412)	(91,920)	(100,332)

	December 31, 2017	Comprehensive (loss) income	December 31, 2018
Foreign currency translation effects	(372,343)	(161,574)	(533,917)
Gain on cash flow hedge in joint ventures	14,610	6,883	21,493
Actuarial loss on defined benefit plan	(44,937)	(54,309)	(99,246)
Financial instruments with subsidiaries	15,000	—	15,000
Change in fair values of financial assets	841	244	1,085

Total	(386,829)	(208,756)	(595,585)

Attributable to:
Owners of the Company	(394,212)	(192,961)	(587,173)
Non-controlling interests	7,383	(15,795)	(8,412)